Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands		Ordinary shares	Share premium	Other equity reserves	Accumulated deficit	Total
BALANCE at Dec. 31, 2020			$ 71,492	$ 15,256	$ (70,532)	$ 16,216
BALANCE (in Shares) at Dec. 31, 2020		18,152,590
CHANGES DURING THE SIX MONTHS ENDED JUNE 30, 2022:
Exercise of warrants			4,881	(1,171)		3,710
Exercise of warrants (in Shares)		3,090,900
Exercise of options			55	(55)
Exercise of options (in Shares)		34,807
Share-based payments				567		567
Registered direct offerings, net of issuance costs of $527			8,731	492		9,223
Registered direct offerings, net of issuance costs of $527 (in Shares)		4,615,000
Net loss for the period					(4,883)	(4,883)
BALANCE at Jun. 30, 2021			85,159	15,089	(75,415)	24,833
BALANCE (in Shares) at Jun. 30, 2021		25,893,297
BALANCE at Dec. 31, 2021			91,112	16,732	(83,657)	24,187
BALANCE (in Shares) at Dec. 31, 2021		30,000,339
CHANGES DURING THE SIX MONTHS ENDED JUNE 30, 2022:
Exercise of pre-funded warrants	[1]		492	(492)
Exercise of pre-funded warrants (in Shares)	[1]	260,000
Exercise of options			64	(64)
Exercise of options (in Shares)		46,561
Share-based payments				910		910
Expiry of options			748	(748)
Issuance of shares for service provider			104			104
Issuance of shares for service provider (in Shares)		140,135
Net loss for the period					(7,885)	(7,885)
BALANCE at Jun. 30, 2022			$ 92,520	$ 16,338	$ (91,542)	$ 17,316
BALANCE (in Shares) at Jun. 30, 2022		30,447,035

[1]	Less than $1 thousand